Subordinated liabilities	12 Months Ended
Dec. 31, 2017
Subordinated liabilities
Subordinated liabilities

23 Subordinated liabilities

	2017 £m	2016 £m
Dated loan capital	10,394	15,288
Undated loan capital	2,169	2,775
Preference shares	159	1,356

	12,722	19,419

Certain preference shares issued by the company are classified as liabilities; these securities remain subject to the capital maintenance rules of the Companies Act 2006.

The following tables analyse the remaining contractual maturity of subordinated liabilities by the final redemption date and by the next call date.

2017 - final redemption		2018 £m	2019 £m	2020-2022 £m	2023-2027 £m	Thereafter £m	Perpetual £m	Total £m
Sterling		16	—	354	—	—	504	874
US dollar		441	63	1,704	4,037	517	1,183	7,945
Euro		1,926	145	271	1,037	301	215	3,895
Other		—	—	—	—	—	8	8

		2,383	208	2,329	5,074	818	1,910	12,722

2017 - call date	Currently £m	2018 £m	2019 £m	2020-2022 £m	2023-2027 £m	Thereafter £m	Perpetual £m	Total £m

Sterling	—	123	37	466	23	21	204	874
US dollar	15	1,043	63	1,705	4,041	1,078	—	7,945
Euro	—	2,084	1,044	271	147	300	49	3,895
Other	—	—	8	—	—	—	—	8

	15	3,250	1,152	2,442	4,211	1,399	253	12,722

		2017	2018	2019-2021	2022-2026	Thereafter	Perpetual	Total
2016 - final redemption		£m	£m	£m	£m	£m	£m	£m

Sterling		17	—	369	—	—	576	962
US dollar		98	700	168	7,955	967	2,479	12,367
Euro		913	1,817	243	1,725	263	215	5,176
Other		34	—	—	872	—	8	914

		1,062	2,517	780	10,552	1,230	3,278	19,419

2016 - call date	Currently £m	2017 £m	2018 £m	2019-2021 £m	2022-2026 £m	Thereafter £m	Perpetual £m	Total £m

Sterling	15	68	113	407	140	22	197	962
US dollar	1,860	1,817	700	168	6,242	1,186	394	12,367
Euro	162	1,395	1,817	1,108	378	263	53	5,176
Other	8	906	—	—	—	—	—	914

	2,045	4,186	2,630	1,683	6,760	1,471	644	19,419

	Capital
	treatment	2017	2016
Redemptions	£m	£m	£m
The Royal Bank of Scotland Group plc
£200 million series 1 non cumulative convertible £0.01 preference shares 7.387%
(partial redemption)	Ineligible	15	—
US$ 1,000 million series 1 non cumulative convertible preference shares of US$ 0.01 9.118%
(partial redemption)	Ineligible	48	—
$156 million 7.65% Series F non-cumulative preference shares (callable)	Ineligible	120	—
$242 million 7.25% Series H non-cumulative preference shares (callable)	Ineligible	186	—
$751 million 5.75% Series L non-cumulative preference shares (callable)	Ineligible	577	—
US$ 750 million 6.8% (partial redemption)	Ineligible	360	—
US$ 1,285 million 5.90% Trust Preferred	Tier 1	—	902
US$ 200 million 6.25% Trust Preferred	Tier 1	—	140
US$ 1,800 million 6.08% Trust Preferred	Tier 1	—	1,263
€26 million 7.42% dated notes	Tier 2	—	21
€7 million 7.38% dated notes	Tier 2	—	6
US$ 25 million floating rate notes (partial redemption)	Tier 2	—	6

		1,306	2,338

The Royal Bank of Scotland plc
€750 million 4.35% subordinated notes 2017	Tier 2	645	—
CHF124 million 9.375% subordinates notes March 2022	Tier 2	101	—
CAD420 million 10.50% subordinated notes March 2022	Tier 2	255	—
£564 million 10.50% subordinated notes March 2022	Tier 2	489	—
AU$880 million 13.125% subordinated notes March 2022	Tier 2	548	—
US$ 2,132 million 9.50% subordinated notes March 2022	Tier 2	1,724	—
€100 million floating rate subordinated notes 2017	Tier 2	90	—
£51 million 2.35% + 5 year UK Gilts yield undated subordinated notes (callable December 2012)	Ineligible	51	—
£54 million 5.13% undated notes	Ineligible	—	55
CAD474 million 5.37% undated notes	Ineligible	—	283
€1 billion 4.625% dated notes	Ineligible	—	866

		3,903	1,204

NatWest Plc
US$ 300 million 8.6250% non-cumulative preference shares (callable)	Tier 1	178	—

		178	—

RBS NV and subsidiaries
€15 million floating rate notes 2022 (partial redemption)	Tier 2	2	—
€250 million 4.70% notes 2019 (partial redemption)	Tier 2	80	—
US$ 500 million 4.65% notes 2018 (partial redemption)	Tier 2	244	—

		326	—

NatWest Holdings Limited
£20 million 11.75% perpetual tier two capital (partial redemption)	Tier 2	9	—
€38 million 11.375% perpetual tier two capital (partial redemption)	Tier 2	6	—

		15	—

Note:

(1)	There were no issuances in 2017 or 2016.